Related party transactions - Schedule of Compensation Paid to Key Management Personnel (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of compensation paid to key management personnel [abstract]
Short-term benefits	[1]	€ 37	€ 36	€ 31
Post-employment benefits		2	2	2
Share-based payment		21	8	19
Total recognized in profit or loss		€ 60	€ 46	€ 52

[1]	(a)Compensation, employer’s social security contributions, directors’ compensation, and any termination benefits (net of reversals of termination benefit obligations).